Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Schedule of changes in stock options granted

	2017 Plan
		Weighted
		average
		exercise
		price
	Number	per share
	of options	(US$)
Outstanding as at January 1, 2022	2,001,822	10.31
Forfeited	(64,746)	11.17
Exercise of stock options (weighted average share price at dates of exercises: US$8.49 per share)	(42,949)	7.44
Outstanding as at December 31, 2022	1,894,127	10.34
Forfeited	(54,150)	10.20
Outstanding as at December 31, 2023	1,839,977	10.35
Exercise of stock options (weighted average share price at dates of exercises: US$7.29 per share)	(13,077)	7.44
Forfeited	(310,780)	10.32
Outstanding as at December 31, 2024	1,516,120	10.44
As at December 31, 2024:
Options exercisable	1,516,120
Options available for granting in future periods	643,335

Schedule of information about stock options outstanding and exercisable

	Options Outstanding and Exercisable
		Weighted average remaining
Exercise Price per Share (US$)	Number	contractual life (in years)
$7.44	296,541	2.92
$11.17	1,219,579	6.33
Total	1,516,120	5.66

Schedule of share-based compensation expenses recognized

Years ended December 31:	2024	2023	2022
Share-based compensation expenses arising from stock awards granted by the Company	$—	$—	$—